UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Report to Shareholders

Global Real Estate Fund	June 30, 2012

The views and opinions in this report were current as of June 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Despite continued uncertainties that normally restrain markets, real estate stocks forged ahead with rewarding gains during the first half of the year while repeatedly climbing a wall of worry marked by volatility in the second quarter. Real estate securities not only participated in local market rallies but, in many cases, also handily exceeded the returns of their respective broader markets as investors sought hard assets or clamored for income via higher-yielding securities.

For the six-month period, the fund returned 15.40% compared with 15.29% for the passive FTSE EPRA/NAREIT Developed Real Estate Index and 15.11% for the Lipper Global Real Estate Index. (The return for the Advisor Class shares was the same as for the regular shares.)

DIVIDEND DISTRIBUTION

On June 26, 2012, your fund’s Board of Directors declared a second-quarter dividend of $0.12 per share to shareholders of record on that day. The dividend was paid on June 28. You should have received your check or statement reflecting this most recent distribution. (Dividends for the Advisor Class were the same.)

MARKET ENVIRONMENT AND STRATEGY

Across the globe, many nations have been lost in a swirl of violent swings in interest rates, currency valuations, and revisions to their gross domestic product, or GDP. Added to this mix were some high-profile leadership changes at the top levels of government. Despite lingering uncertainties, global markets managed to generate positive returns during the first half of the year, with real estate stocks in particular bouncing back sharply from a weak second half in 2011. In fact, real estate shares generally have outperformed the broader indices in their respective local markets so far this year.

Several Asian markets were especially strong, even as investors digested the prospects of slowing economic growth in China. It is still unclear whether China can engineer a soft landing as it grapples with a broad range of problems. The government is engaged in a delicate balancing act, attempting to tamp down overheated residential real estate appreciation while simultaneously trying not to cool down other areas of the economy. An important leadership change will take place this year, which has generated much speculation about the remaining actions of the outgoing leaders and potential directives from the new ones coming in. In Hong Kong, a newly elected official focused much of his rhetoric on residential pricing issues. China’s home-purchasing restrictions are also dampening commodity demand and pricing worldwide, which is having an impact on several exporting countries.

Softer commodity and lofty housing prices put pressure on Australia’s economy, though fundamental conditions remained relatively strong there, with employment at a healthy level. Unlike many other global central banks, Australia’s still had ample room to reduce interest rates after enacting several reductions already in an effort to buffer the economy. As rates declined, generous dividend-paying stocks became more appealing, including Australian real estate investment trusts or REITs.

In Europe, recent elections signified widespread discontent with painful austerity measures and unresolved debt problems. European real estate, particularly away from weaker southern European markets, seemed to reflect a search for safe havens with the potential to retain their value in the midst of a weakening currency and changing government leadership.

In the U.S., bonds of varied grades have rallied, resulting in a situation in which dividend-paying stocks offer greater current income than many long-term bonds. Investors in search of yield have naturally gravitated to equities, including the attractive income provided by REITs. The U.S. remains the dominant market for commercial real estate and continues to make strides along the path to recovery with gradual job growth, as sluggish as it is. Any job growth is welcome, since it puts people back to work and generates demand for real estate in an environment of very little new supply, which has resulted in occupancy gains.

PORTFOLIO REVIEW

Most of our U.S. holdings provided reasonable to excellent returns during the first six months of the year, as the U.S. economy continued to grow, albeit at a moderate pace. Personal consumption is the major driver of GDP, and dominant regional malls such as those owned by Simon Property Group benefited from strong demand, particularly in upscale markets. Local strip shopping centers also fared well as occupancy gains were achieved within the “small shop” category that reflected a broadening economic recovery beyond national tenants. This was reflected in small-shop occupancy gains for Regency Centers. Returns were very strong from our West Coast office holdings in Kilroy Realty and Douglas Emmett. (Please refer to our portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The aftermath of the great earthquake in Japan has turned attention to the attractiveness of more modern buildings with enhanced seismic protection. The appeal of the newer real estate portfolios controlled by the major developers, including Mitsubishi Estate and Mitsui Fudosan, went up as a result. The primary emphasis of our portfolio has always been on commercial properties, and portfolio changes during the period reflected our preferences as we added shares of CapitaMalls Asia and eliminated positions in residential developers China Vanke and China Overseas Land & Investment. We hope to benefit from a rising consumer class in China via malls such as those controlled by CapitaMalls Asia, as well as from Hang Lung Properties. In Australia, dominant regional malls continued to produce attractive returns and dividend distributions, which contributed to gains at CFS Retail Property Trust and our largest Australian holding, Westfield Retail Trust.

We believe that prime offices in Paris can still perform well despite ongoing turmoil in the eurozone. Therefore, we viewed recent weakness in Gecina as an opportunity to add to our portfolio. We were also encouraged by the company’s efforts to reduce leverage during these uncertain times. Conversely, we were not enthusiastic about a large restructuring by Mercialys, which led to a dramatic increase in leverage. Following the announcement, we eliminated our position in the stock.

OUTLOOK

Once again, we find ourselves writing about the beneficial returns of real estate stocks amid the macroeconomic “uncertainties” overhanging the market. There is no shortage of macro factors influencing varied asset classes, nor has there been a shortage of shifts in expectations about the possible outcomes as the year progresses. Global leadership changes may amplify these uncertainties at least in the short run, but they also offer the possibility for hope and optimism for new resolutions.

We are repeatedly reminded that it’s good to be diversified as a means of dealing with volatility and uncertainty. In the current environment, yield and income remain scarce commodities in many regions, with long-term government bond yields plunging to multi-decade lows. In regions where government bonds are less trusted and yields are greater, investors have been attracted to hard assets such as real estate, which may offer the potential to build and preserve wealth over time.

That said, we are hopeful about eventually seeing viable resolutions to the global financial crises overhanging the markets, leading to revitalized economic activity, which would serve as the primary driver for real estate. At the moment, we are less than enthusiastic about the measures that have been taken and about the lack of progress on major issues in the U.S. We remain concerned about the many macroeconomic factors that impact our holdings, but we will continue to focus on selecting investments for our portfolio that can add value over time.

We would like to thank you for your continued support and confidence.

Respectfully submitted,

David M. Lee
President of the fund and chairman of its Investment Advisory Committee

July 20, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

The fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. Due to its concentration in the real estate industry, the fund’s share price could be more volatile than that of a fund with a broader investment mandate. Trends perceived to be unfavorable to real estate, such as changes in the tax laws or rising interest rates, could cause a decline in share prices.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE EPRA/NAREIT Global Real Estate Index: A total-return index composed of the most actively traded real estate investment trusts and REIT-type structures, designed to be a measure of global real estate equity performance.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/12
Simon Property Group	4.8%
Public Storage	3.4
Mitsui Fudosan	3.1
Mitsubishi Estate	3.1
Prologis	3.0
Sun Hung Kai Properties	2.7
Westfield Retail Trust	2.5
AvalonBay Communities	2.3
Equity Residential	2.3
Unibail-Rodamco	2.3
Federal Realty Investment Trust	2.2
Macerich Company	2.2
Hang Lung Properties	2.1
Primaris Retail Real Estate Invest Trust	2.1
Regency Centers	2.0
Boston Properties	2.0
SL Green Realty	2.0
Douglas Emmett	1.7
PSP Swiss Property	1.7
Vornado Realty Trust	1.7
Capitamall Trust	1.6
Westfield Group	1.5
Kimco Realty	1.5
Kilroy Realty	1.5
Mapletree Industrial Trust	1.5
Total	56.8%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/12	Year Ended 12/31/11	12/31/10	12/31/09	10/27/08 Through 12/31/08
NET ASSET VALUE					
Beginning of period	$ 14.65	$ 15.71	$ 13.46	$ 10.54	$ 10.00
Investment activities					
Net investment income[1]	0.22[2]	0.26[2]	0.49[2]	0.26[2]	0.07[2]
Net realized and unrealized gain (loss)	2.03	(0.97)	2.56	3.18	0.73
Total from investment activities	2.25	(0.71)	3.05	3.44	0.80
Distributions					
Net investment income	(0.20)	(0.23)	(0.48)	(0.33)	(0.05)
Net realized gain	–	(0.09)	(0.32)	(0.19)	(0.19)
Tax return of capital	–	(0.03)	–	–	(0.02)
Total distributions	(0.20)	(0.35)	(0.80)	(0.52)	(0.26)
NET ASSET VALUE					
End of period	**$ 16.70**	**$ 14.65**	**$ 15.71**	**$ 13.46**	**$ 10.54**

Ratios/Supplemental Data

	6 Months Ended 6/30/12	Year Ended 12/31/11	12/31/10	12/31/09	10/27/08 Through 12/31/08
Total return[3]	**15.40%**[2]	**(4.58)%**[2]	**23.17%**[2]	**33.62%**[2]	**7.99%**[2]
Ratio of total expenses to average net assets	1.05%[2][4]	1.05%[2]	1.05%[2]	1.05%[2]	1.05%[2][4]
Ratio of net investment income to average net assets	2.77%[2][4]	1.66%[2]	3.42%[2]	2.32%[2]	3.70%[2][4]
Portfolio turnover rate	3.0%	8.2%	6.5%	12.4%	0.3%
Net assets, end of period (in thousands)	$ 67,333	$ 43,468	$ 37,426	$ 17,373	$ 8,311

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 4/30/14.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS — For a share outstanding throughout each period

Advisor Class

	6 Months Ended 6/30/12	Year Ended 12/31/11	12/31/10	12/31/09	10/27/08 Through 12/31/08
NET ASSET VALUE					
Beginning of period	$ 14.58	$ 15.65	$ 13.43	$ 10.53	$ 10.00
Investment activities					
Net investment income[1]	0.23[2]	0.26[2]	0.47[2]	0.26[2]	0.06[2]
Net realized and unrealized gain (loss)	2.01	(0.99)	2.55	3.16	0.73
Total from investment activities	2.24	(0.73)	3.02	3.42	0.79
Distributions					
Net investment income	(0.20)	(0.22)	(0.48)	(0.33)	(0.05)
Net realized gain	–	(0.09)	(0.32)	(0.19)	(0.19)
Tax return of capital	–	(0.03)	–	–	(0.02)
Total distributions	(0.20)	(0.34)	(0.80)	(0.52)	(0.26)
NET ASSET VALUE					
End of period	**$ 16.62**	**$ 14.58**	**$ 15.65**	**$ 13.43**	**$ 10.53**

Ratios/Supplemental Data

	6 Months Ended 6/30/12	Year Ended 12/31/11	12/31/10	12/31/09	10/27/08 Through 12/31/08
Total return[3]	**15.40%**[2]	**(4.73)%**[2]	**22.99%**[2]	**33.46%**[2]	**7.89%**[2]
Ratio of total expenses to average net assets	1.15%[2][4]	1.15%[2]	1.15%[2]	1.15%[2]	1.15%[2][4]
Ratio of net investment income to average net assets	3.07%[2][4]	1.65%[2]	3.25%[2]	2.40%[2]	3.51%[2][4]
Portfolio turnover rate	3.0%	8.2%	6.5%	12.4%	0.3%
Net assets, end of period (in thousands)	$ 4,342	$ 795	$ 519	$ 357	$ 263

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 4/30/14.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 8.7%		
Common Stocks 8.7%		
CFS Retail Property, REIT	379,746	755
Charter Hall Retail, REIT	246,097	837
GPT Group, REIT	223,973	758
Stockland, REIT	302,364	957
Westfield Group, REIT	113,146	1,102
Westfield Retail Trust, REIT	618,798	1,814
Total Australia (Cost $5,682)		6,223
BRAZIL 1.3%		
Common Stocks 1.3%		
Iguatemi Empresa de Shopping Centers	16,900	348
Multiplan Empreendimentos	24,600	600
Total Brazil (Cost $754)		948
CANADA 4.4%		
Common Stocks 4.4%		
Brookfield Canada Office Properties, REIT	32,700	881
Canadian Real Estate Investment Trust, REIT	20,200	807
Primaris Retail Real Estate Invest Trust, REIT	63,700	1,474
Total Canada (Cost $2,797)		3,162
CHINA 1.6%		
Common Stocks 1.6%		
China Resources Land (HKD)	302,000	625
Soho China (HKD)	691,000	531
Total China (Cost $1,008)		1,156
FRANCE 3.0%		
Common Stocks 3.0%		
Gecina, REIT	6,059	542

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $60,594)	$	71,865
Dividends receivable		222
Receivable for investment securities sold		127
Receivable for shares sold		107
Cash		44
Due from affiliates		14
Other assets		471
Total assets		72,850
Liabilities		
Payable for investment securities purchased		570
Payable for shares redeemed		72
Investment management fees payable		27
Due to affiliates		22
Other liabilities		484
Total liabilities		1,175
NET ASSETS	$	71,675
Net Assets Consist of:		
Undistributed net investment income	$	46
Accumulated undistributed net realized loss		(698)
Net unrealized gain		11,273
Paid-in capital applicable to 4,293,590 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares authorized		61,054
NET ASSETS	$	71,675
NET ASSET VALUE PER SHARE		
Investor Class ($67,332,734 / 4,032,283 shares outstanding)	$	16.70
Advisor Class ($4,342,126 / 261,307 shares outstanding)	$	16.62

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Operations

($000s)

		6 Months Ended 6/30/12
Investment Income (Loss)		
Dividend income		$ 1,094
Expenses		
Investment management		199
Shareholder servicing		
Investor Class	$ 49	
Advisor Class	2	51
Rule 12b-1 fees		
Advisor Class		2
Prospectus and shareholder reports		
Investor Class	15	
Advisor Class	2	17
Custody and accounting		116
Registration		32
Legal and audit		13
Directors		3
Miscellaneous		6
Reductions of fees and expenses		
Investment management fees waived		(72)
Expenses reimbursed by manager		(67)
Total expenses		300
Net investment income		794
Realized and Unrealized Gain (Loss)		
Net realized gain on securities		146
Change in net unrealized gain (loss)		
Securities		6,497
When-issued sales commitments		2
Other assets and liabilities denominated in foreign currencies		2
Change in net unrealized gain		6,501
Net realized and unrealized gain		6,647
INCREASE IN NET ASSETS FROM OPERATIONS		$ 7,441

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/12	Year Ended 12/31/11
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 794	$ 736
Net realized gain	146	312
Change in net unrealized gain (loss)	6,501	(3,540)
Increase (decrease) in net assets from operations	7,441	(2,492)
Distributions to shareholders		
Net investment income		
Investor Class	(755)	(646)
Advisor Class	(38)	(14)
Net realized gain		
Investor Class	–	(237)
Advisor Class	–	(4)
Tax return of capital	–	(100)
Decrease in net assets from distributions	(793)	(1,001)
Capital share transactions*		
Shares sold		
Investor Class	22,326	19,871
Advisor Class	3,509	821
Distributions reinvested		
Investor Class	595	725
Advisor Class	38	13
Shares redeemed		
Investor Class	(5,525)	(11,186)
Advisor Class	(192)	(450)
Redemption fees received	13	17
Increase in net assets from capital share transactions	20,764	9,811
Net Assets		
Increase during period	27,412	6,318
Beginning of period	44,263	37,945
End of period	**$ 71,675**	**$ 44,263**
Undistributed net investment income	46	45

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Global Real Estate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has two classes of shares: the Global Real Estate Fund original share class, referred to in this report as the Investor Class, offered since October 27, 2008, and the Global Real Estate Fund–Advisor Class (Advisor Class), offered since October 27, 2008. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes each class’s net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2012:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

When-Issued Securities The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments. Amounts realized on when-issued transactions are included with realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $21,092,000 and $1,623,000, respectively, for the six months ended June 30, 2012.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2011, the fund had $7,000 of available capital loss carryforwards.

At June 30, 2012, the cost of investments for federal income tax purposes was $60,613,000. Net unrealized gain aggregated $11,254,000 at period-end, of which $11,746,000 related to appreciated investments and $492,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.28% for assets in excess of $300 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2012, the effective annual group fee rate was 0.30%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than the repayment dates indicated in the table below.

Pursuant to this agreement, management fees in the amount of $72,000 were waived and expenses in the amount of $67,000 were reimbursed by Price Associates during the six months ended June 30, 2012. Including these amounts, management fees waived and expenses previously reimbursed by Price Associates in the amount of $968,000 remain subject to repayment at June 30, 2012.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30, 2012, expenses incurred pursuant to these service agreements were $99,000 for Price Associates; $31,000 for T. Rowe Price Services, Inc.; and $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2012, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 575,000 shares of the Investor Class, representing 13% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month, one-year, three-year, and since-inception periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had not achieved sufficient scale to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to expense limitations agreed to by the Advisor with respect to both the fund’s Investor Class and Advisor Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and Advisor Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including reductions of the management fee that resulted from fee waivers and/or expenses paid by the Advisor pursuant to the expense limitations) was below the median for comparable funds. The information also indicated that the total expense ratio (for both the Investor Class and Advisor Class) was below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 16, 2012